Document And Entity Information	Apr. 08, 2020
Document Information [Line Items]
Entity, Registrant Name	Washington Prime Group Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Apr. 08, 2020
Entity, Incorporation, State or Country Code	IN
Entity, File Number	001-36252
Entity, Tax Identification Number	46-4323686
Entity, Address, Address Line One	180 East Broad Street
Entity, Address, City or Town	Columbus
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	621-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001594686
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	WPG
Security Exchange Name	NYSE
SeriesHCumulativeRedeemablePreferredStock75 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	7.5% Series H Cumulative Redeemable Preferred Stock
Trading Symbol	WPGPRH
Security Exchange Name	NYSE
SeriesICumulativeRedeemablePreferredStock6875 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Series I Cumulative Redeemable Preferred Stock
Trading Symbol	WPGPRI
Security Exchange Name	NYSE
Washington Prime Group L.P.
Document Information [Line Items]
Entity, Registrant Name	Washington Prime Group, L.P.
Entity, Central Index Key	0001610911